Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and other current assets
Receivables related to employees' exercise of share-based awards		811,783
Interest receivables		135,498	28,654
Prepaid rental fees		145,501	79,423
Prepaid advertising costs		45,677	31,977
Deposits		166,945	20,386
Bridge loans		157,438
Staff loans		151,612
Employee advances		16,217	12,809
Others		103,663	45,853
Total	$ 279,526	1,734,334	219,102